OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING EXPENSES (Note 15)
Expenditures
	For the year ended December 31, 2022
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$328	$125	$17	$13	$483
Consultants	432	12	-	1	445
Depreciation (non-cash)	235	176	-	-	411
Directors fees	296	-	-	-	296
Investor relations and marketing communications	25	3	721	8	757
Professional fees	974	48	-	-	1,022
Salaries	1,233	209	377	230	2,049
Share-based payments (non-cash) (Note 14(d))	1,235	44	149	145	1,573
Transfer agent and filing fees	123	-	16	-	139
Travel and accommodation	81	22	114	24	241
Operating expenses total	$4,962	$639	$1,394	$421	$7,416
Fair value adj. of non-current assets (non-cash) (Notes 8 & 10)					10,361
Loss from operational activities					$17,777
	For the year ended December 31, 2021
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$347	$98	$63	$1	$509
Consultants	227	61	120	-	408
Depreciation (non-cash)	168	152	-	-	320
Directors fees	294	-	-	-	294
Investor relations and marketing communications	-	1	1,333	-	1,334
Professional fees	1,298	-	-	-	1,298
Legal expenses	1,120	-	-	-	1,120
Salaries	1,174	318	393	319	2,204
Share-based payments (non-cash) (Note 14(d))	1,235	312	265	186	1,998
Transfer agent and filing fees	368	-	44	-	412
Travel and accommodation	34	18	29	3	84
Operating expenses total	$6,265	$960	$2,247	$509	$9,981
Fair value adj. of non-current assets (non-cash)					24,304
Loss from operational activities					$34,285